Debt Narrative (Details) - USD ($)		6 Months Ended
	Apr. 15, 2019	Jun. 30, 2021
Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period		4.40%
Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period		2.40%
Secured Debt [Member]
Debt Instrument [Line Items]
Minimum Net Worth Required for Compliance		$ 100,000,000
Secured Debt [Member] | Finance Leases Portfolio Segment [Member] | SBI Samba [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities	$ 21,400,000
Sale Leaseback Transaction, Monthly Rental Payments	$ 208,354
Length of bareboat charter agreement	five-year
Option to repurchase anniversary		third